COMMITMENTS AND CONTINGENCIES (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of minimum guarantee liability

The following are the Company’s total minimum guaranteed obligations as of the years ended:

	March 31,	December 31,
	2021	2020
Accrued royalties(1)	$150	$100
Minimum guarantee liability	250	300
Total minimum guarantee obligations	$400	$400
Weighted-average remaining term (in years)	2.25	2.50

Accrued royalties are included within the Accrued liabilities line item on the Consolidated Balance Sheets.

The following are the Company’s total minimum guaranteed obligations as of the years ended (in thousands):

	December 31,
	2020	2019
Accrued royalties(1)	$100	$1,100
Minimum guarantee liability	300	500
Total minimum guarantee obligations	$400	$1,600
Weighted-average remaining term (in years)	2.50	3.53
(1)	Accrued royalties are included within the Accrued liabilities line item on the consolidated balance sheet.

Schedule of expected future payments of minimum guarantee obligations

The following are the Company’s remaining expected future payments of minimum guarantee obligations as of March 31, 2021:

Minimum
Guarantee
Year Ending December 31,	Obligations
Remainder of 2021	$200
2022	200
2023	—
2024	—
2025	—
Total	$400

The following are the Company’s remaining expected future payments of minimum guarantee obligations as of December 31, 2020 (in thousands):

Minimum Guarantee
Year Ending December 31,	Obligations
2021	$200
2022	200
2023	—
2024	—
2025	—
Total	$400

Schedule of future minimum lease payments under the non-cancelable operating leases

The Company’s future minimum rental commitments as of March 31, 2021, are as follows:

Minimum
Rental
Year Ending December 31,	Commitments
Remainder of 2021	$3,474
2022	3,172
2023	1,143
2024	429
2025	—
Total	$8,218

The Company’s future minimum rental commitments as of December 31, 2020, are as follows (in thousands):

Minimum Rental
Year Ending December 31,	Commitments
2021	$4,667
2022	3,221
2023	1,160
2024	430
2025	—
Total	$9,478